FINANCE COSTS AND UNWINDING OF OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of finance costs and unwinding of obligations [Abstract]
Disclosure of finance costs and unwinding of obligations by item

		US Dollars
Figures in millions		2025	2024	2023
Finance costs
Finance costs on bonds, bank loans and other		116	121	113
Amortisation of fees		5	6	6
Lease finance charges		18	12	12
Interest on tax liability		46	—	—
		185	139	131
Unwinding of obligations	26	35	28	26
Total finance costs and unwinding of obligations		220	167	157
The interest relating to borrowings included within finance costs is calculated at the effective interest rates.